PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following as of December 31, 2016 and 2015:

	2016	2015
Computers and software	$2,938	$2,938
Furniture	2,075	2,075
	5,013	5,013
Accumulated depreciation	(5,013)	(4,598)
Property and equipment, net	$—	$415